NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Schedule of Notes Payable
Notes payable — short and long term portion consisted of the following:

	September 30, 2014 (Unaudited)	December 31, 2013
Total notes payable	$47,569	$59,510
Less: current portion	(23,973)	(23,036)
Long term portion	$23,596	$36,474

Notes payable — short and long term portion consisted of the following:

	December 31, 2013	December 31, 2012
Total notes payable	$59,510	$82,546
Less: current portion	(23,036)	(23,036)
Long term portion	$36,474	$59,510